Leases - Schedule of Disclosure in Tabular Form Of Expenses Relating to Payments not included (Detail) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Presentation of leases for lessee [abstract]
Leases of low value assets	$ 6	$ 6
Variable lease payments	125	125
Measurement of the lease liability	$ 131	$ 131